3. Stockholders' Equity: Stockholders' Equity (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Jun. 01, 2011	Feb. 10, 2011	Feb. 09, 2011
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001	$ 0.01	$ 0.01	$ 0.0000003
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Outstanding	66,033,000	66,033,000
Common Stock, Shares, Issued			33,000	6,000,000	60,000,000
Common Stock, Value, Subscriptions			$ 330	$ 60,000	$ 180
Amount Realized Towards Services Rendered					$ 420